Note 19. Comprehensive Loss (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income, Other, Net of Tax, not including currency adjustment related to noncontrolling interest	$ (87.2)	$ (20.2)
AccumulatedOtherComprenhensiveIncomeLossRollForward [Roll Forward]
Balance, December 31, 2012	(60.0)
Balance, December 31, 2013	(110.8)	(60.0)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	0	9.5
AccumulatedOtherComprenhensiveIncomeLossRollForward [Roll Forward]
Balance, December 31, 2012	0	(7.6)
Balance, December 31, 2013	0	0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0	1.9
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax		7.6
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(70.6)	(52.3)
AccumulatedOtherComprenhensiveIncomeLossRollForward [Roll Forward]
Balance, December 31, 2012	(20.0)	32.3
Balance, December 31, 2013	(54.2)	(20.0)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(36.4)	0
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	(34.2)	(52.3)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(0.6)	(8.9)
AccumulatedOtherComprenhensiveIncomeLossRollForward [Roll Forward]
Balance, December 31, 2012	(12.4)	(4.3)
Balance, December 31, 2013	(12.3)	(12.4)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(0.7)	(0.8)
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax		(8.1)
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(16.6)	30.5
AccumulatedOtherComprenhensiveIncomeLossRollForward [Roll Forward]
Balance, December 31, 2012	(27.6)	(60.2)
Balance, December 31, 2013	(44.3)	(27.6)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0.1	(2.1)
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax		32.6
Other Comprehensive Income (Loss) [Member] | Accumulated Defined Benefit Plans Adjustment [Member]
AccumulatedOtherComprenhensiveIncomeLossRollForward [Roll Forward]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	$ (16.7)